Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2022		Mar. 31, 2022		Sep. 30, 2021
Assets:
Cash and cash equivalents		¥ 925,965		¥ 954,827		¥ 1,030,893
Restricted Cash		120,056		136,985
Equity securities	[1]	577,333		560,643
Trading debt securities		2,948		2,503
Available-for-sale debt securities		2,215,540		2,174,891
Held-to-maturity debt securities		115,461		114,312
Other Assets:
Derivative assets		89,451		31,033
Liabilities:
Short-term debt		461,673		439,639
Deposits		2,252,295		2,276,158
Long-term debt		4,948,712		4,427,046
Other Liabilities:
Derivative liabilities		84,990		85,372
Level 1
Assets:
Cash and cash equivalents		925,965		954,827
Restricted Cash		120,056		136,985
Installment loans (net of allowance for probable loan losses)		0		0
Equity securities		98,885	[2]	112,200	[3]
Trading debt securities		0		0
Available-for-sale debt securities		5,674		1,095
Held-to-maturity debt securities		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		356,411		261,031
Equity securities		133,008	[2]	160,099	[3]
Trading debt securities		2,948		2,503
Available-for-sale debt securities		2,014,861		2,032,736
Held-to-maturity debt securities		109,443		112,678
Other Assets:
Time deposits		5,544		4,197
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		461,673		439,639
Deposits		2,099,855		2,108,169
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,709,834		1,456,822
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		3,540,916		3,545,521
Equity securities		130,372	[2]	112,972	[3]
Trading debt securities		0		0
Available-for-sale debt securities		195,005		141,060
Held-to-maturity debt securities		21,439		22,763
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		5,551		6,049
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		169,339		178,159
Long-term debt		3,185,484		2,969,807
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Cash and cash equivalents		925,965		954,827
Restricted Cash		120,056		136,985
Installment loans (net of allowance for probable loan losses)		3,930,534		3,814,773
Equity securities		362,265	[2]	385,271	[3]
Trading debt securities		2,948		2,503
Available-for-sale debt securities		2,215,540		2,174,891
Held-to-maturity debt securities		115,461		114,312
Other Assets:
Time deposits		5,544		4,197
Derivative assets	[4]	89,451		31,033
Reinsurance recoverables (Investment contracts)		5,772		6,216
Liabilities:
Short-term debt		461,673		439,639
Deposits		2,098,724		2,106,900
Policy liabilities and Policy account balances (Investment contracts)		169,380		178,170
Long-term debt		4,948,712		4,427,046
Other Liabilities:
Derivative liabilities	[4]	84,990		85,372
Estimated fair value
Assets:
Cash and cash equivalents		925,965		954,827
Restricted Cash		120,056		136,985
Installment loans (net of allowance for probable loan losses)		3,897,327		3,806,552
Equity securities		362,265	[2]	385,271	[3]
Trading debt securities		2,948		2,503
Available-for-sale debt securities		2,215,540		2,174,891
Held-to-maturity debt securities		130,882		135,441
Other Assets:
Time deposits		5,544		4,197
Derivative assets	[4]	89,451		31,033
Reinsurance recoverables (Investment contracts)		5,551		6,049
Liabilities:
Short-term debt		461,673		439,639
Deposits		2,099,855		2,108,169
Policy liabilities and Policy account balances (Investment contracts)		169,339		178,159
Long-term debt		4,895,318		4,426,629
Other Liabilities:
Derivative liabilities	[4]	¥ 84,990		¥ 85,372

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥185,115 million and ¥154,984 million as of March 31, 2022 and September 30, 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,650 million and ¥96,836 million as of March 31, 2022 and September 30, 2022, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥11,709 million and ¥14,714 million as of March 31, 2022 and September 30, 2022, respectively.
[2]	The amount of ¥47,936 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥25,999 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”